Administrative Expenses (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Administrative Expenses [Abstract]
Legal, audit and travel expenses		$ 10,220	$ 7,225
Audit fees	$ 60	300	$ 75
Audit fee consent letters		120
Total audit fees		$ 300